Long-Term Debt - Other Financial Liabilities - Sale and Leaseback Transactions (Details) $ in Thousands	Jun. 19, 2024 USD ($) item installment	Jun. 30, 2024 USD ($)	Jun. 27, 2024 USD ($)
$675 Million Credit Facility
Long-Term Debt
Face amount of debt			$ 675,000
Sale leaseback transaction with China Development Bank Financial Leasing Co
Long-Term Debt
Lease financing own funds			$ 63,667
Value maintenance ratio as percentage of charter hire principal	120.00%
OB River
Long-Term Debt
Number of vessels | item	4
Sale and leaseback amount	$ 71,175	$ 344,975
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Clean Energy
Long-Term Debt
Number of vessels | item	4
Sale and leaseback amount	$ 53,625
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Amur River
Long-Term Debt
Number of vessels | item	4
Sale and leaseback amount	$ 73,125
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Arctic Aurora
Long-Term Debt
Number of vessels | item	4
Sale and leaseback amount	$ 147,050
Term of sale and leaseback	10 years
Repurchase of vessel as percentage of financing amount	15.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	40